Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the total of the same such amounts shown in the unaudited interim condensed consolidated statement of cash flows:

	June 30, 2024	December 31, 2023
Cash and cash equivalents	7,036	13,801
Restricted cash	350	-
Restricted cash, non-current	350	700
Cash and Cash equivalents and restricted cash	7,736	14,501